Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Related Amortization Expense

Intangible assets and related amortization expense were as follows:

	December 31, 2016
($ in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Management agreements	$88	$(33)	$55
Capitalized software	41	(26)	15

	$129	$(59)	$70

	December 31, 2015
($ in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Management agreements	$88	$(28)	$60
Capitalized software	33	(19)	14

	$121	$(47)	$74

Schedule of Estimated Future Amortization Expense

As of December 31, 2016, we estimated our future amortization expense for our amortizing intangible assets to be as follows:

($ in millions)	Future Amortization Expense
Year
2017	$12
2018	9
2019	7
2020	5
2021	4
Thereafter	33

$70